Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues – related party	[1]	$ 243,624	$ 129,180	$ 124,985
Costs and expenses:
Operating expenses (b)	[1],[2]	105,973	111,114	105,576
General and administrative expenses (c)	[1],[3]	14,520	13,602	8,452
Depreciation expense	[1]	45,678	37,909	35,037
Total costs and expenses	[1]	166,171	162,625	149,065
Operating income (loss)	[1]	77,453	(33,445)	(24,080)
Other income, net	[1]	223	1,504	309
Interest and debt expense, net of capitalized interest (d)	[1],[4]	(6,113)	(872)	(198)
Income (loss) before income taxes	[1]	71,563	(32,813)	(23,969)
Income tax expense	[1]	251	548	1,434
Net income (loss)	[1]	71,312	(33,361)	(25,403)
Less: Net loss attributable to Predecessor	[1]	(60,566)	(92,642)	(27,444)
Net income attributable to partners		131,878	59,281	2,041
Less: General partner’s interest in net income		6,069	1,379	41
Limited partners’ interest in net income		$ 125,809	$ 57,902	$ 2,000
Net income per limited partner unit – basic and diluted:
Common units		$ 2.12	$ 1.01	$ 0.03
Subordinated units		$ 2.07	$ 1.01	$ 0.03
Weighted-average limited partner units outstanding:
Common units – basic		31,222	28,790	28,790
Common units – diluted		31,222	28,791	28,790
Subordinated units – basic and diluted		28,790	28,790	28,790
Cash distribution declared per unit		$ 1.1975	$ 0.9410	$ 0.0370

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Includes operating expenses – related party of $49,249 thousand, $45,395 thousand, and $42,291 thousand.
[3]	Includes general and administrative expenses – related party of $11,695 thousand, $11,141 thousand, and $8,371 thousand.
[4]	Includes interest and debt expense – related party of $3,190 thousand, $0 thousand, and $0 thousand.